SCHEDULE OF MATURITY OF DEBT OBLIGATIONS (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Year one	$ 3,436,363
Year two	3,412	$ 1,260,513
Year three	3,542	4,712,154
Year four	3,677	3,542
Year five		3,677
Year five and thereafter	133,865	133,864
Debt obligations	$ 3,580,859	$ 6,113,750	$ 927,840